Organizational structure (Details)	12 Months Ended
	Mar. 31, 2023
Aurigene Discovery Technologies (Malaysia) Sdn. Bhd. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Malaysia	[1]
Percentage of Direct/Indirect Ownership Interest	100.00%	[1]
Aurigene Discovery Technologies Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Aurigene Pharmaceutical Services Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India	[1]
Percentage of Direct/Indirect Ownership Interest	100.00%	[1]
beta Institut gemeinnutzige GmbH [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany	[2]
Percentage of Direct/Indirect Ownership Interest	100.00%	[2]
betapharm Arzneimittel GmbH [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany	[2]
Percentage of Direct/Indirect Ownership Interest	100.00%	[2]
Cheminor Investments Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Cheminor Employees Welfare Trust [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India	[3]
Chirotech Technology Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom	[4],[5]
Percentage of Direct/Indirect Ownership Interest	100.00%	[4],[5]
Dr. Reddy's Research Foundation [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India	[3]
Dr. Reddy's Employees ESOS Trust [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India	[3]
Dr. Reddy's Farmaceutica Do Brasil Ltda. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Brazil
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Laboratories (EU) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	South Africa	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories (UK) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom	[5]
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories Canada, Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories Chile SPA. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Chile	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories Japan KK [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Japan	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr Reddys Laboratories Kazakhstan LLP [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Kazakhstan	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories Louisiana LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Laboratories Malaysia Sdn. Bhd. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Malaysia	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories New York, Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%	[7]
Dr. Reddy's Laboratories Philippines Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	Philippines	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories Romania S.R.L. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Romania	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories SA [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Laboratories Taiwan Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Taiwan	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories (Thailand) Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	Thailand	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories, LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Russia	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories, LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Ukraine	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's New Zealand Limited. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	New Zealand	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's SRL [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Italy
Percentage of Direct/Indirect Ownership Interest	100.00%	[8]
Dr. Reddy's Bio-Sciences Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Laboratories (Australia) Pty. Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories SAS [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Colombia	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Research and Development B.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Percentage of Direct/Indirect Ownership Interest	100.00%	[9]
Dr. Reddy's Venezuela, C.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Venezuela	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's (Beijing) Pharmaceutical Co. Limited (from August 19, 2020)
Disclosure of subsidiaries [line items]
Country of Incorporation	China	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
DRES Energy Private Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India	[10]
Percentage of Direct/Indirect Ownership Interest	26.00%	[10]
DRL Impex Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India	[11]
Percentage of Direct/Indirect Ownership Interest	100.00%	[11]
Dr. Reddy's Formulations Limited (from March 11, 2021)
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Idea2Enterprises (India) Pvt. Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Imperial Credit Private Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Industrias Quimicas Falcon de Mexico, S.A. de CV [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Mexico
Percentage of Direct/Indirect Ownership Interest	100.00%
Kunshan Rotam Reddy Pharmaceutical Comany Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	China	[12]
Percentage of Direct/Indirect Ownership Interest	51.33%	[12]
Lacock Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Cyprus	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Nimbus Health, GmbH (from February 24, 2022) [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany	[2]
Percentage of Direct/Indirect Ownership Interest	100.00%	[2]
Promius Pharma LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.	[7]
Percentage of Direct/Indirect Ownership Interest	100.00%	[7]
Reddy Holding GmbH [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Reddy Netherlands B.V. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Reddy Pharma Iberia S.A.U [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Spain	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Reddy Pharma Italia S.R.L. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Italy	[13]
Percentage of Direct/Indirect Ownership Interest	100.00%	[13]
Reddy Pharma SAS [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	France	[6]
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
SVAAS Wellness Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%

[1]	Indirectly owned through Aurigene Oncology Limited.
[2]	Indirectly owned through Reddy Holding GmbH.
[3]	The Company does not have any equity interests in this entity, but has significant influence or control over it.
[4]	Entity under liquidation.
[5]	Indirectly owned through Dr. Reddy’s Laboratories (EU) Limited.
[6]	Indirectly owned through Dr. Reddy’s Laboratories SA.
[7]	Indirectly owned through Dr. Reddy’s Laboratories, Inc.
[8]	Indirectly owned through Reddy Pharma Italia S.R.L.
[9]	Indirectly owned through Reddy Netherlands B.V.
[10]	Accounted in accordance with IFRS 11, “Joint Arrangements”.
[11]	Indirectly owned through Idea2Enterprises (India) Pvt. Limited.
[12]	Kunshan Rotam Reddy Pharmaceutical Co. Limited is subsidiary as per the Indian Companies Act, 2013, as the Company holds a 51.33% stake. However, the Company accounts for this investment by the equity method and does not consolidate it in the Company’s financial statements.
[13]	Indirectly owned through Lacock Holdings Limited.